Business combinations - Summary of Identified Assets Acquired and Liabilities Assumed (Detail) (Parenthetical)	Jun. 30, 2021
Xingmu Group [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquire, Percentage	49.00%